Property and Equipment, net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, net

5. Property and Equipment, net

Property and equipment, net consisted of the following:

	December 31,
(in thousands)	2022	2021
Machinery and equipment	$3,881	$2,680
Computer equipment	526	440
Computer software	185	185
Vehicles	31	31
Furniture and fixtures	179	184
Leasehold improvements	42	42
	4,844	3,562
Less: Accumulated depreciation and amortization	(3,192)	(2,630)
Property and equipment, net	$1,652	$932

Depreciation and amortization expense was $0.6 million and $0.4 million for the years ended December 31, 2022 and 2021, respectively.